Leases - Schedule of Supplemental Cash Flow Information (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Supplemental Cash Flow Information [Line Items]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 627	$ 1,370	$ 2,819	$ 2,717
Right-of-use assets obtained in exchange for new operating lease liabilities		132
Right-of-use assets removed upon lease termination	1,494
Decrease in right-of-use asset and operating lease liabilities due to lease remeasurement		$ 6,417